UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2014




[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA VIRGINIA BOND FUND
JUNE 30, 2014

                                                                      (Form N-Q)

48502-0814                                   (C)2014, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

June 30, 2014 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Bank of New York Mellon.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from Federal National Mortgage Assn.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)
EDA      Economic Development Authority
IDA      Industrial Development Authority/Agency
PRE      Prerefunded to a date prior to maturity

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1  | USAA Virginia Bond Fund
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PORTFOLIO OF INVESTMENTS

USAA VIRGINIA BOND FUND
June 30, 2014 (unaudited)

PRINCIPAL                                                                                             MARKET
AMOUNT                                                         COUPON               FINAL              VALUE
(000)        SECURITY                                            RATE            MATURITY              (000)
------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (97.0%)

             VIRGINIA (86.8%)

$    2,500   Albemarle County IDA                                5.00%          1/01/2031          $   2,526
     1,000   Alexandria IDA                                      4.75           1/01/2036              1,071
     2,000   Amherst IDA                                         5.00           9/01/2026              2,061
     2,000   Amherst IDA                                         4.75           9/01/2030              2,035
    15,000   Arlington County IDA                                5.00           7/01/2031             16,606
     4,595   Bedford County EDA (INS) (PRE)                      5.25           5/01/2031              5,015
       715   Bedford County EDA (INS)                            5.25           5/01/2031                759
     2,615   Capital Region Airport Commission (INS)             5.00           7/01/2031              2,867
     5,000   Chesapeake Bay Bridge and Tunnel District           5.50           7/01/2025              5,790
     6,520   Chesapeake, 4.75%, 7/15/2023                        4.65 (a)       7/15/2032              4,262
     3,000   Chesapeake, 4.88%, 7/15/2023                        4.88 (a)       7/15/2040              1,810
     5,000   College Building Auth.                              5.00           6/01/2029              5,088
    10,000   College Building Auth.                              5.00           3/01/2034             10,934
     3,290   College Building Auth. (PRE)                        5.00           6/01/2036              3,586
    11,710   College Building Auth.                              5.00           6/01/2036             11,819
     2,540   College Building Auth.                              5.00           3/01/2041              2,747
    11,145   Fairfax (INS) (PRE)(b)                              4.75           1/15/2035             11,425
     1,255   Fairfax (PRE)                                       4.75           1/15/2036              1,287
     7,100   Fairfax County EDA                                  5.00          10/01/2027              7,505
     7,980   Fairfax County EDA (PRE)                            5.00           1/15/2030              8,190
     6,150   Fairfax County EDA (PRE)                            5.00           4/01/2032              6,376
     1,500   Fairfax County EDA                                  5.00          12/01/2032              1,544
     1,000   Fairfax County EDA                                  5.00          10/01/2033              1,153
     1,000   Fairfax County EDA                                  5.00          10/01/2034              1,147
     5,750   Fairfax County EDA                                  4.88          10/01/2036              5,865
     7,500   Fairfax County EDA                                  5.13          10/01/2037              7,743
     1,000   Fairfax County EDA                                  4.00           5/15/2042                993
     2,800   Fairfax County EDA                                  5.00          12/01/2042              2,840
     1,500   Fairfax County IDA                                  5.25           5/15/2026              1,679
    14,000   Fairfax County IDA                                  5.00           5/15/2037             15,419
     5,770   Farms of New Kent Community Dev. Auth.,
                acquired 9/08/2006-10/03/2007;
                cost $5,630 (c),(d),(e)                          5.45           3/01/2036              2,982
     1,000   Fauquier County IDA (PRE)                           5.00          10/01/2027              1,140
     8,825   Fauquier County IDA (PRE)                           5.25          10/01/2037             10,129
     6,195   Frederick County IDA (INS)                          4.75           6/15/2036              6,521
     9,000   Hampton Roads Sanitation District                   5.00           4/01/2033              9,954
     2,795   Hanover County EDA                                  4.50           7/01/2030              2,642
     1,100   Hanover County EDA                                  4.50           7/01/2032              1,023
     2,000   Hanover County EDA                                  5.00           7/01/2042              1,924
     8,305   Hanover County IDA (INS)                            6.38           8/15/2018              9,004
     2,000   Harrisonburg IDA (INS)                              5.00           8/15/2031              2,081
    10,000   Harrisonburg IDA (INS)                              4.50           8/15/2039             10,185
     1,200   Henrico County EDA                                  5.00           6/01/2024              1,291
       140   Henrico County EDA                                  4.25           6/01/2026                139
     3,200   Henrico County EDA                                  5.00          10/01/2027              3,267
     2,105   Henrico County EDA                                  5.00          11/01/2030              2,309
     5,170   Henrico County EDA                                  5.00          10/01/2035              5,276
    10,000   Henrico County Water & Sewer (PRE)                  5.00           5/01/2036             10,851

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2  | USAA Virginia Bond Fund
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
PRINCIPAL                                                                                             MARKET
AMOUNT                                                         COUPON               FINAL              VALUE
(000)        SECURITY                                            RATE            MATURITY              (000)
------------------------------------------------------------------------------------------------------------
$    5,400   Housing Dev. Auth.                                  4.60%          4/01/2028          $   5,434
     3,175   Housing Dev. Auth.                                  4.50          10/01/2036              3,340
     5,000   Housing Dev. Auth.                                  4.80           7/01/2038              5,379
     5,000   Housing Dev. Auth.                                  5.10          10/01/2038              5,399
     4,105   Housing Dev. Auth.                                  4.50           1/01/2039              4,141
     4,480   Housing Dev. Auth.                                  4.60           9/01/2040              4,669
     5,000   Lewistown Commerce Center Community Dev.
                Auth., acquired 10/12/2007;
                cost $5,000 (c),(d)                              5.75           3/01/2019              1,950
     5,000   Lexington IDA                                       5.00          12/01/2036              5,537
     2,000   Lexington IDA                                       5.00           1/01/2043              2,207
     5,000   Lynchburg (f)                                       4.00           6/01/2044              5,076
     3,000   Lynchburg EDA                                       5.00           9/01/2043              3,156
     5,389   Marquis Community Dev. Auth., acquired
                3/01/2012; cost $468 (c),(g)                     5.63 (h)       9/01/2041                759
     3,532   Marquis Community Dev. Auth., acquired
                3/01/2012; cost $2,926 (c),(g)                   5.63           9/01/2041              3,316
     5,000   Montgomery County EDA                               5.00           6/01/2035              5,427
     5,500   Montgomery County IDA                               5.00           2/01/2029              6,053
     4,200   Newport News EDA (PRE)                              5.00           7/01/2031              4,596
     1,045   Newport News EDA                                    5.00           7/01/2031              1,113
     1,000   Norfolk EDA                                         5.00          11/01/2030              1,101
     3,500   Norfolk EDA                                         5.00          11/01/2043              3,859
     1,850   Norfolk Redevelopment and Housing Auth.             5.50          11/01/2019              1,858
     4,963   Peninsula Town Center Community Dev. Auth.          6.45           9/01/2037              5,316
     4,005   Port Auth. (PRE)                                    5.00           7/01/2030              4,201
     3,000   Port Auth.                                          5.00           7/01/2030              3,253
    10,000   Port Auth.                                          5.00           7/01/2040             10,535
     1,000   Portsmouth                                          5.00           2/01/2033              1,135
     2,815   Powhatan County EDA (INS)                           5.00           3/15/2032              3,040
     1,620   Prince William County (INS) (PRE)                   5.00           9/01/2024              1,785
     3,370   Prince William County IDA                           4.88           1/01/2020              3,329
     8,000   Prince William County IDA                           5.13           1/01/2026              7,622
     1,705   Prince William County IDA                           5.50           9/01/2031              1,910
     2,000   Prince William County IDA                           5.50           9/01/2031              2,222
     1,000   Prince William County IDA                           5.50           9/01/2034              1,108
    10,000   Prince William County IDA                           5.00          11/01/2046             10,679
     4,000   Radford IDA (NBGA)                                  3.50           9/15/2029              4,070
     5,310   Rappahannock Regional Jail Auth. (INS)              4.75          12/01/2031              5,636
     6,280   Rappahannock Regional Jail Auth. (INS)              4.50          12/01/2036              6,454
     3,945   Resources Auth.                                     4.75          11/01/2035              4,123
     2,000   Resources Auth.                                     4.38          11/01/2036              2,036
     1,435   Resources Auth.                                     5.00          11/01/2040              1,558
     7,310   Resources Auth.                                     4.00          11/01/2041              7,527
       921   Reynolds Crossing Community Dev. Auth.              5.10           3/01/2021                933
     2,500   Richmond Public Utility (INS)                       4.50           1/15/2033              2,572
     2,000   Richmond Public Utility                             5.00           1/15/2035              2,206
     6,000   Richmond Public Utility                             5.00           1/15/2038              6,761
     4,500   Richmond Public Utility                             5.00           1/15/2040              4,895
     5,120   Roanoke County EDA (INS)                            5.00          10/15/2027              5,765
     2,850   Roanoke County EDA (INS)                            5.00          10/15/2032              3,146
     1,150   Roanoke County EDA                                  5.00           7/01/2033              1,256
     4,285   Roanoke County EDA (INS)                            5.13          10/15/2037              4,739
       110   Roanoke County IDA (INS) (PRE)                      5.00           7/01/2038                132
     6,890   Roanoke County IDA (INS)                            5.00           7/01/2038              7,395
     3,000   Route 460 Funding Corp.                             5.08 (h)       7/01/2036                931
     2,000   Route 460 Funding Corp.                             5.12 (h)       7/01/2037                583
     2,500   Route 460 Funding Corp.                             5.13 (h)       7/01/2038                689
     6,965   Route 460 Funding Corp.                             5.17 (h)       7/01/2039              1,816
       420   Small Business Financing Auth.                      5.00           4/01/2025                458
       185   Small Business Financing Auth.                      5.25           4/01/2026                207
     1,500   Small Business Financing Auth.                      5.25           9/01/2027              1,568
       855   Small Business Financing Auth.                      5.50           4/01/2028                959
       750   Small Business Financing Auth.                      5.50           4/01/2033                830

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3  | USAA Virginia Bond Fund
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
PRINCIPAL                                                                                             MARKET
AMOUNT                                                         COUPON               FINAL              VALUE
(000)        SECURITY                                            RATE            MATURITY              (000)
------------------------------------------------------------------------------------------------------------
$   15,000   Small Business Financing Auth.                      5.25%          9/01/2037          $  15,350
    11,945   Small Business Financing Auth.                      5.00          11/01/2040             12,834
     4,000   Southampton County IDA                              5.00           4/01/2025              4,257
     6,345   Spotsylvania County EDA (INS)                       5.00           2/01/2031              6,475
     1,645   Stafford County and City of Stauton
                IDA (INS) (PRE)                                  5.25           8/01/2031              1,811
     5,755   Stafford County and City of Stauton IDA (INS)       5.25           8/01/2031              5,912
    16,155   Stafford County and City of Stauton IDA (INS)       5.25           8/01/2036             16,550
    10,000   Tobacco Settlement Financing Corp.                  5.00           6/01/2047              7,034
     6,315   Univ. Health System Auth.                           4.75           7/01/2036              6,751
     3,000   Univ. Health System Auth.                           4.75           7/01/2041              3,180
     4,405   Univ. of Virginia                                   5.00           6/01/2037              5,036
     5,000   Upper Occoquan Sewage Auth.                         5.00           7/01/2041              5,477
     2,165   Washington County IDA                               5.25           8/01/2030              2,382
     2,160   Washington County IDA                               5.50           8/01/2040              2,374
     3,671   Watkins Centre Community Dev. Auth.                 5.40           3/01/2020              3,710
     3,000   Winchester IDA                                      5.63           1/01/2044              3,271
                                                                                                   ---------
                                                                                                     545,014
                                                                                                   ---------
             DISTRICT OF COLUMBIA (5.9%)

     2,825   Metropolitan Washington Airports Auth.              5.00          10/01/2029              3,169
    12,465   Metropolitan Washington Airports Auth.              5.00          10/01/2030             13,799
     5,500   Metropolitan Washington Airports Auth. (INS)        5.32 (h)      10/01/2030              2,571
    11,230   Metropolitan Washington Airports Auth.              5.00          10/01/2039             11,956
     4,000   Metropolitan Washington Airports Auth.              5.00          10/01/2053              4,155
     1,000   Washington Metropolitan Area Transit Auth.          5.13           7/01/2032              1,138
                                                                                                   ---------
                                                                                                      36,788
                                                                                                   ---------
             PUERTO RICO (2.7%)

     2,000   Electric Power Auth.                                5.25           7/01/2028                886
     6,180   Public Improvement (PRE)                            5.25           7/01/2032              6,792
    11,000   Sales Tax Financing Corp.                           5.75           8/01/2037              8,974
                                                                                                   ---------
                                                                                                      16,652
                                                                                                   ---------
             GUAM (1.3%)

     1,500   Government Business Privilege Tax                   5.00           1/01/2042              1,554
     4,000   Government Waterworks Auth.                         5.50           7/01/2043              4,321
     1,255   International Airport Auth. (INS)                   5.75          10/01/2043              1,404
     1,000   Power Auth.                                         5.00          10/01/2034              1,101
                                                                                                   ---------
                                                                                                       8,380
                                                                                                   ---------
             U.S. VIRGIN ISLANDS (0.3%)

     2,000   Public Finance Auth.                                5.00          10/01/2032              2,154
                                                                                                   ---------
             Total Fixed-Rate Instruments (cost: $592,273)                                           608,988
                                                                                                   ---------
             PUT BONDS (0.5%)

             VIRGINIA (0.5%)

     3,000   York County EDA (cost: $3,000)                      1.88           5/01/2033              3,023
                                                                                                   ---------
             VARIABLE-RATE DEMAND NOTES (2.0%)

             VIRGINIA (2.0%)

     2,835   Alexandria IDA (LOC - PNC Bank, N.A.)               0.07           6/01/2025              2,835
     3,100   Madison County IDA (LOC - SunTrust Bank)            0.12          10/01/2037              3,100
     6,630   Montgomery County IDA (LIQ)                         0.07           2/01/2039              6,630
                                                                                                   ---------
                                                                                                      12,565
                                                                                                   ---------
             Total Variable-Rate Demand Notes (cost: $12,565)                                         12,565
                                                                                                   ---------

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                                                   Portfolio of Investments |  4

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
PRINCIPAL                                                                                             MARKET
AMOUNT                                                         COUPON               FINAL              VALUE
(000)        SECURITY                                            RATE            MATURITY              (000)
------------------------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS (COST: $607,838)                                                    $ 624,576
                                                                                                   =========

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------
                                         (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                       QUOTED PRICES        OTHER         SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                               TOTAL
-----------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                 $          --     $   608,988     $         --     $   608,988
Put Bonds                                         --           3,023               --           3,023
Variable-Rate Demand Notes                        --          12,565               --          12,565
-----------------------------------------------------------------------------------------------------
Total                                  $          --     $   624,576     $         --     $   624,576
-----------------------------------------------------------------------------------------------------

For the period of April 1, 2014, through June 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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5  | USAA Virginia Bond Fund
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NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Virginia Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

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6  | USAA Virginia Bond Fund
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2.  Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note A1.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

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7  | USAA Virginia Bond Fund

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issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2014, were $29,656,000 and $12,918,000, respectively, resulting in net unrealized appreciation of $16,738,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $627,868,000 at June 30, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(b) At June 30, 2014, portions of these securities were segregated to cover when-issued purchases.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at June 30, 2014, was $9,007,000, which represented 1.4% of the Fund's net assets.
(d) At June 30, 2014, the issuer was in default with respect to interest and/or principal payments.
(e) Security was fair valued at June 30, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $2,982,000, which represented 0.5% of net assets of the Fund.
(f) At June 30, 2014, the aggregate market value of securities purchased on a when-issued basis was $5,076,000.
(g) Restricted security that is not registered under the Securities Act of 1933.
(h) Zero-coupon security. Rate represents the effective yield at the date of purchase.

================================================================================

                                         Notes to Portfolio of Investments |  8



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     08/26/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/27/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/27/2014
         ------------------------------